Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Taxes (Details) [Line Items]
Unrecognized tax benefits
Interest or penalties
Tax credits to research and development		1,377,283	$ 1,170,784
U.S. Federal Income Tax [Member]
Income Taxes (Details) [Line Items]
Net operating losses		39,300,000
State Income Tax [Member]
Income Taxes (Details) [Line Items]
Net operating losses		$ 37,600,000